Schedule II Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts [Abstract]
Schedule II Valuation and Qualifying Accounts
Schedule II
Valuation and Qualifying Accounts

	Balance at Beginning of Year	Additions and Charges to Expenses	Write-offs and Deductions	Total
	(in thousands)
Allowance for doubtful accounts (trade and accrued contract) receivable:
Year ended December 31, 2012	$808	$7,420	$(223)	$8,005
Year ended December 31, 2011	$135	$673	$—	$808
Year ended December 31, 2010	$135	$10	$(10)	$135
Deferred tax valuation allowance:
Year ended December 31, 2012	$13,382	$819	$—	$14,201
Year ended December 31, 2011	$7,220	$6,162	$—	$13,382
Year ended December 31, 2010	$2,466	$4,754	$—	$7,220